BORROWINGS	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Total borrowings
2024	$796
2025	135
2026	114
2027	1,363
2028	279
Thereafter	6,374
Total - principal repayments	$9,061
Deferred financing costs and other accounting adjustments	(238)
Total - December 31, 2023	$8,823
Total - December 31, 2022	$12,913
Current and non-current non-recourse borrowings in subsidiaries of the company as at December 31, 2023, net of deferred financing costs and other accounting adjustments were $793 million and $8,030 million, respectively (2022: $415 million and $12,498 million, respectively). Non-recourse borrowings in subsidiaries of the company include borrowings made under subscription facilities of Brookfield-sponsored private equity funds.
The company has financing arrangements within its operating businesses that trade in public markets or are held at major financial institutions. The financing arrangements are primarily composed of term loans, credit facilities, and notes and debentures which are subject to fixed or floating rates. Most of these borrowings are not subject to financial maintenance covenants, however, some are subject to fixed charge coverage, leverage ratios and minimum equity or liquidity covenants.
The company’s operations are currently in compliance with or have obtained waivers related to all material covenant requirements, and the company continues to work with its subsidiaries to monitor performance against such covenant requirements.
The following table summarizes the weighted average interest rates and terms of non-recourse borrowings in subsidiaries of the company as at December 31, 2023 and 2022:

	Weighted average rate (%)		Weighted average term (years)		Total
(US$ MILLIONS, except as noted)	2023	2022	2023	2022	2023	2022
Total	10.1%	8.7%	6.5	5.1	$8,823	$12,913
The company enters into interest rate derivatives to mitigate the risk of interest rate movements on its floating rate debt instruments. Refer to Note 28 and Note 29 for additional information on the company’s interest rate derivatives and financial risk management. As at December 31, 2023, the weighted average interest rate of the company’s total non-recourse borrowings including the effect of interest rate derivatives was 9.0%.
The following table summarizes the non-recourse borrowings in subsidiaries of the company by currency as at December 31, 2023 and 2022:

(US$ MILLIONS, except as noted)	2023	Local currency		2022	Local currency
U.S. dollars	$5,705		$5,705	$10,244		$10,244
Brazilian reais	2,264	R$	10,958	1,692	R$	8,826
Australian dollars	854	A$	1,254	949	A$	1,393
Other	—			28
Total	$8,823			$12,913